Tax matters	12 Months Ended
Dec. 31, 2025
Tax matters
Tax matters

24.  Tax matters

The components of current and deferred income tax expense are as follows:

	2025	2024	2023
	US$'000	US$'000	US$'000
Consolidated income statement
Current income tax
Current income tax charge	3,670	28,004	62,110
Adjustments in current income tax in respect of prior years	(300)	(1,183)	(1,533)
Total	3,370	26,821	60,577

Deferred tax
Origination and reversal of temporary differences	(9,162)	(7,758)	(3,216)
Impact of tax rate changes	—	(48)	(555)
Write-down of deferred tax assets	7,292	—	—
Adjustments in deferred tax in respect of prior years	968	(2,763)	734
Total	(902)	(10,569)	(3,037)
Income tax expense	2,468	16,252	57,540

As the Company has significant business operations in Spain, France, South Africa and the United States, a weighted blended statutory tax rate is considered to be appropriate in estimating the Company’s effective tax rate. The following is a reconciliation of tax expense based on a weighted blended statutory income tax rate to our effective income tax expense for the years ended December 31, 2025, 2024, and 2023:

	2025	2024	2023
	US$'000	US$'000	US$'000
Accounting (loss) profit before income tax	(174,644)	37,052	160,667
Tax (benefit) expense at weighted statutory national tax rate of 25% (2024: 27% and 2023: 31%)	(41,609)	9,988	50,557
(Non-taxable income)/ non-deductible expenses	3,173	(2,478)	1,429
Change in tax rates	—	(48)	(555)
U.S state taxes	(28)	(52)	(121)
Adjustments in respect of prior periods	668	(3,946)	(799)
Write-down of deferred tax assets	7,292	—	—
Unrecognized temporary differences	11,667	2,903	(2,992)
Elimination of effect of interest in partnerships	(7)	27	(1,356)
Unrecognized loss carryforwards	18,135	9,523	12,434
Other taxes	4,445	—	—
Other items	(1,268)	335	(1,057)
Income tax expense	2,468	16,252	57,540

Variation in the weighted statutory national tax rate between periods can result from changes in the relative mix of tax jurisdictions in which we earn taxable income and incur deductible expenses as well as from changes in statutory tax rates themselves. During the periods presented, there were no significant changes to national corporate income tax rates in the jurisdictions in which we operate. Accordingly, the variation in weighted statutory national tax rates presented above results from changes in the jurisdictional dispersion of our taxable income earned and deductible expenses incurred.

Deferred tax assets and liabilities

For the year ended December 31, 2025:

	Opening	Recognized in			Exchange	Closing
	Balance	P&L	OCI	Reclassifications	Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(10,146)	(3,447)	—	125	(1,308)	(14,776)
Provisions	28,885	(3,749)	(668)	(3,832)	2,852	23,488
Property, plant & equipment	(36,402)	(2,809)	—	3,707	(1,437)	(36,941)
Inventories	1,705	(173)	—	—	2	1,534
Hedging Instruments	320	(1,902)	1,446	—	134	(2)
Tax losses	5,677	10,135	—	—	—	15,812
Incentives & credits	432	2,381	—	—	—	2,813
Other	(3,520)	466	—	—	121	(2,933)
Total	(13,049)	902	778	—	364	(11,005)

For the year ended December 31, 2024:

	Opening	Recognized in			Exchange	Closing
	Balance	P&L	OCI	Reclassifications	Differences	Balance
	US$'000	US$'000	US$'000	US$'000	US$'000	US$'000
Intangible assets	(13,582)	4,311	—	(1,484)	609	(10,146)
Provisions	34,102	(3,726)	(757)	765	(1,499)	28,885
Property, plant & equipment	(45,405)	6,497	—	1,598	908	(36,402)
Inventories	1,416	290	—	—	(1)	1,705
Hedging Instruments	(567)	—	865	—	22	320
Tax losses	1,731	3,946	—	—	—	5,677
Incentives & credits	—	432	—	—	—	432
Other	(1,517)	(1,181)	—	(879)	57	(3,520)
Total	(23,822)	10,569	108	—	96	(13,049)

Presented in the statement of financial position as follows:

	2025	2024
	US$'000	US$'000
Deferred tax assets	45,600	38,550
Deferred tax liabilities	(56,605)	(51,599)
Offset between deferred tax assets and deferred tax liabilities	45,600	31,970
Total deferred tax assets due to temporary differences recognized in the statement of financial position	—	6,580
Total deferred tax liabilities due to temporary differences recognized in the statement of financial position	(11,005)	(19,629)

Unrecognized deductible temporary differences, unused tax losses and unused tax credits

	2025					2024
	Spain	USA	UK	Other	Total	Spain	USA	UK	Other	Total
Unused tax losses	216,787	236,955	185,920	71,322	710,984	200,087	236,589	153,622	82,948	673,246
Unrecognized deductible temporary differences	65,049	—	52,882	(9,753)	108,178	70,071	—	44,837	9,166	124,074
Total	281,836	236,955	238,802	61,569	819,162	270,158	236,589	198,459	92,114	797,320

In general terms, the unused tax losses do not have an expiration date in the jurisdictions from which they derive.

Unused tax losses have increased in 2025 compared to 2024 due to the losses incurred across most of our jurisdictions. Management has decided to record the respective deferred tax assets corresponding to the jurisdictions where taxable profit is expected to be generated in the short and medium-term. There is uncertainty and estimation involved in future taxable profits in long-term, however no material changes expected in the next financial year for the unrecognized unused tax losses.

As of December 31, 2025, there were temporary differences of $7,030 thousand ($107,168 thousand in 2024) related to investments in subsidiaries. This liability was not recognized because the Group controls the dividend policy of its subsidiaries.

Management of tax risks

The Company is committed to conducting its tax affairs consistently with the following objectives:

(i)	to comply with relevant laws, rules, regulations, and reporting and disclosure requirements in whichever jurisdiction it operates.
(ii)	to maintain mutual trust, transparency, and respect in its dealings with all tax authorities.
(iii)	to adhere with best practice and comply with the Company’s internal corporate governance procedures, including but not limited to its Code of Conduct.

The Group’s tax department maintains a tax risk register on a jurisdictional basis.

In the jurisdictions in which the Company operates, tax returns cannot be deemed final until they have been audited by the tax authorities or until the statute-of-limitation has expired. The number of open tax years subject to examination varies depending on the tax jurisdiction. In general, the Company has the last four years open to review. The criteria that the tax authorities might adopt in relation to the years open for review could give rise to tax liabilities which cannot be quantified. As of December 31, 2025, there are inspection procedures ongoing in Spain, but we do not expect a material impact resulting from both procedures.

Pillar Two

The Ferroglobe group is subject to the global minimum top-up tax under Pillar Two tax legislation in U.K., Spain, France, Norway and Canada. In particular, QDMTT and IRR applies in the U.K., France, Spain, Norway and South Africa on fiscal years beginning on or after December 31, 2023. UTPR applies in Spain, and France starting on or after December 31, 2024. U.K., Spain France, Canada and Norway have implemented into their legislations transitional CbCR safe harbor provisions. South Africa has not, and therefore general reference to the OECD GloBe rules apply. The UK transitional safe harbor legislation has been assessed by the OECD as a qualifying transitional safe harbor legislation.

The group has performed the transitional CbCR safe harbor analysis using the qualified Country-by-Country Reporting for fiscal year 2024 using the rules in force in the UK, which are deemed qualified transitional safe harbor rules as per resolution from the OECD. With the data used the group satisfies the requirements of at least one of the safe harbors per jurisdiction, thus not resulting in QDMTT or IIR payable in any of the jurisdictions where the group is present. Additionally, the transitional safe harbor analysis has also been completed with the available data for fiscal year 2025 at the time of the preparation and filing of this annual report with the same positive result. With the interim data, which is not data from the qualified Country-by-Country Reporting yet since certain countries are still pending to complete their respective statutory audit, the group satisfies the requirements of at least one of the safe harbors per jurisdictions, thus not resulting QDMTT or IRR payable in any of the jurisdictions where the group is present.